Income Taxes - Schedule of Income Tax (Provision) Benefit (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal Current
Federal Deferred					606,915	2,050,319
State and local Current
State and local Deferred					202,305	585,806
Deferred Federal, State and Local, Tax Expense (Benefit)					809,220	2,636,125
Change in valuation allowance					(809,220)	(2,389,598)
Income tax (provision) benefit						$ 246,527